FIDELITY

(REGISTERED TRADEMARK)

MONEY MARKET TRUST:
RETIREMENT GOVERNMENT
MONEY MARKET PORTFOLIO


SEMIANNUAL REPORT
FEBRUARY 28, 1998
CONTENTS


SCHEDULE OF INVESTMENTS &
FINANCIAL STATEMENTS

INVESTMENTS                  3     A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS         7     STATEMENTS OF ASSETS AND LIABILITIES,
                                   OPERATIONS, AND CHANGES IN NET ASSETS,
                                   AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                        11    NOTES TO THE FINANCIAL STATEMENTS.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE
CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE
PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR
FIDELITY
DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE
NUMBER LISTED BELOW. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS


FEDERAL AGENCIES - 58.4%
  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
  DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FANNIE MAE - AGENCY COUPONS - 24.3%
 3/2/98 5.62% (a) $ 65,000,000 $ 65,047,082
 3/2/98 5.66 (a)  49,000,000  48,972,840
 3/13/98 5.84  25,000,000  24,996,807
 3/15/98 5.49 (a)  125,000,000  124,956,941
 3/17/98 5.49 (a)  59,000,000  58,955,208
 3/17/98 5.60  41,000,000  41,020,641
 3/18/98 5.91 (a)  25,000,000  24,996,591
 4/15/98 6.06  33,000,000  32,995,321
 4/17/98 6.11  28,000,000  27,993,521
 5/21/98 5.96  34,000,000  33,989,022
 8/14/98 5.71  32,000,000  31,977,586
 8/14/98 5.80  23,000,000  22,975,566
 9/9/98 5.77  16,000,000  15,988,417
 9/9/98 5.79  12,290,000  12,280,019
 10/2/98 5.35  20,365,000  20,377,326
 11/20/98 5.73  28,000,000  27,970,837
 2/12/99 5.43  30,000,000  29,953,249
 2/19/99 5.43  19,000,000  18,972,814
 2/23/99 5.45  13,000,000  12,985,788
 2/23/99 5.47  16,000,000  15,979,423
 2/26/99 5.56  32,000,000  31,920,023
   725,305,022
FANNIE MAE - DISCOUNT NOTES - 5.8%
 3/4/98 5.67  65,000,000  64,969,721
 3/9/98 5.70  40,000,000  39,950,044
 3/10/98 5.70  30,000,000  29,957,850
 4/2/98 5.58  38,598,000  38,411,700
   173,289,315
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 4.4%
 3/10/98 5.50 (a)  30,000,000  29,983,310
 4/1/98 6.01  33,000,000  32,994,199
 4/1/98 6.05  40,000,000  39,992,332
 9/2/98 5.76  30,000,000  29,980,537
   132,950,378
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 17.6%
 3/2/98 5.50 (a)  45,000,000  44,985,981
 3/2/98 5.60 (a)  33,000,000  32,989,643
 3/2/98 5.66 (a)  49,000,000  48,972,840
 3/18/98 5.88  75,000,000  75,000,000
FEDERAL AGENCIES - CONTINUED
  DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
  DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL HOME LOAN BANK - AGENCY COUPONS - CONTINUED
 3/19/98 5.59% (a) $ 55,000,000 $ 54,998,022
 6/9/98 5.89  33,000,000  32,998,811
 6/11/98 5.88  5,000,000  4,999,287
 6/12/98 5.81  23,000,000  22,994,159
 7/7/98 5.45  27,000,000  27,020,480
 9/18/98 5.76  46,000,000  45,991,514
 9/24/98 5.71  20,000,000  19,989,111
 10/23/98 5.70  30,000,000  29,984,977
 10/23/98 5.73  30,000,000  29,979,526
 10/30/98 5.72  23,795,000  23,791,832
 12/17/98 5.81  32,000,000  31,985,713
   526,681,896
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 4.5%
 3/6/98 5.66  71,000,000  70,944,975
 3/11/98 5.57  40,000,000  39,939,778
 8/26/98 5.47  24,000,000  23,368,693
   134,253,446
FREDDIE MAC - AGENCY COUPONS - 1.8%
 3/17/98 5.79  27,000,000  26,998,248
 4/8/98 6.04  28,000,000  27,992,325
   54,990,573
TOTAL FEDERAL AGENCIES   1,747,470,630
MEDIUM-TERM NOTES (A) - 0.0%
EXPORT-IMPORT BANK, U.S. (AS GUARANTOR FOR K.A. LEASING, LTD.) (B)
 3/15/98 5.56  982,937  982,937
REPURCHASE AGREEMENTS - 41.6%
 MATURITY
 AMOUNT
In a joint trading account (Note 2 & 3):
 (U.S. Treasury Obligations)
 dated 2/27/98 due 3/2/98
  At 5.64%  $ 103,048,447  103,000,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY VALUE
 AMOUNT (NOTE 1)
In a joint trading account (Note 2 & 3) - continued
 (U.S. Government Obligations):
 dated 2/27/98 due 3/2/98
  At 5.70%  $ 454,022,605 $ 453,807,000
 dated 2/5/98 due 3/4/98
  At 5.50%   120,495,000  120,000,000
 dated 2/19/98 due 3/4/98
  At 5.52%   71,141,527  71,000,000
 dated 2/5/98 due 3/9/98
  At 5.50%   60,293,333  60,000,000
 dated 2/12/98 due 3/11/98
  At 5.53%   65,269,588  65,000,000
 dated 2/18/98 due 3/18/98
  At 5.54%   119,512,758  119,000,000
 dated 2/3/98 due 3/25/98
  At 5.53%   89,683,569  89,000,000
 dated 1/7/98 due 4/7/98
  At 5.54%   35,484,750  35,000,000
 dated 1/16/98 due 4/20/98
  At 5.50%   4,057,444  4,000,000
 dated 2/26/98 due 4/20/98
  At 5.55%   63,514,763  63,000,000
 dated 2/3/98 due 5/4/98
  At 5.50%   60,825,000  60,000,000
TOTAL REPURCHASE AGREEMENTS   1,242,807,000
TOTAL INVESTMENTS - 100%  $ 2,991,260,567
Total Cost for Income Tax Purposes   $ 2,991,260,567
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank,
U.S. (as guarantor for
K.A. Leasing, Ltd.)  7/8/94 $ 982,937
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $278,000 of which $171,000, $105,000 and $2,000 will expire on August 31, 2002, 2003, and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING                           $ 2,991,260,567
REPURCHASE AGREEMENTS OF $1,242,807,000) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                     2,344,598

INTEREST RECEIVABLE                                                      24,186,167

 TOTAL ASSETS                                                            3,017,791,332

LIABILITIES

DISTRIBUTIONS PAYABLE                                       $ 132,862

ACCRUED MANAGEMENT FEE                                       973,734

OTHER PAYABLES AND ACCRUED EXPENSES                          18,485

 TOTAL LIABILITIES                                                       1,125,081

NET ASSETS                                                              $ 3,016,666,251

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 3,016,938,652

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                      (272,401)

NET ASSETS, FOR 3,016,840,852 SHARES OUTSTANDING                        $ 3,016,666,251

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                 $1.00
SHARE ($3,016,666,251 (DIVIDED BY) 3,016,840,852 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

INTEREST INCOME                                                       $ 83,246,258

EXPENSES

MANAGEMENT FEE                                          $ 6,112,280

NON-INTERESTED TRUSTEES' COMPENSATION                    5,219

 TOTAL EXPENSES BEFORE REDUCTIONS                        6,117,499

 EXPENSE REDUCTIONS                                      (448,012)     5,669,487

NET INTEREST INCOME                                                    77,576,771

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                5,995

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 77,582,766


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED    YEAR ENDED
                                                           FEBRUARY 28, 1998   AUGUST 31,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 77,576,771        $ 141,415,424
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   5,995               57,726

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            77,582,766          141,473,150
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (77,576,771)        (141,415,424)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    1,906,417,442       3,458,323,232
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     77,486,992          141,415,424

 COST OF SHARES REDEEMED                                    (1,867,085,662)     (3,222,561,829)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           116,818,772         377,176,827
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   116,824,767         377,234,553

NET ASSETS

 BEGINNING OF PERIOD                                        2,899,841,484       2,522,606,931

 END OF PERIOD                                             $ 3,016,666,251     $ 2,899,841,484


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED AUGUST 31,
      FEBRUARY 28, 1998

      (UNAUDITED)   1997   1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                     .026         .052      .052      .053      .032      .029
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST              (.026)       (.052)    (.052)    (.053)    (.032)    (.029)
 INCOME

NET ASSET VALUE,               $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B, C               2.67%        5.31%     5.36%     5.46%     3.27%     2.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END                $ 3,017      $ 2,900   $ 2,523   $ 2,270   $ 1,655   $ 1,394
OF PERIOD
(IN MILLIONS)

RATIO OF EXPENSES               .42% A       .42%      .37% D    .42%      .42%      .42%
TO AVERAGE
NET ASSETS

RATIO OF EXPENSES               .39% A, E    .39% E    .34% E    .42%      .42%      .42%
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET INTEREST           5.33% A      5.16%     5.27%     5.38%     3.26%     2.90%
INCOME TO
AVERAGE NET
ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $982,937 or .03% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $103,048,447 at 5.64%, $454,022,605 at 5.70%, $120,495,000 at 5.50%, $71,141,527 at 5.52%,
$60,293,333 at 5.50%, $65,269,588 at 5.53%, $119,512,758 at 5.54%,
$89,683,569 at 5.53%, $35,484,750  at 5.54%, $4,057,444 at 5.50%,
$63,514,763 at 5.55%, and $60,825,000 at 5.50%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED FEBRUARY 27, 1998, DUE MARCH 2, 1998   5.64%
Number of dealers or banks 7
Maximum amount with one dealer or bank 27.5%
Aggregate principal amount of agreements $4,480,402,000
Aggregate maturity amount of agreements $4,482,509,397
Aggregate market value of transferred assets $4,575,359,064
Coupon rates of transferred assets 0% to 14.25%
Maturity dates of transferred assets 3/19/98 to 11/15/27
DATED FEBRUARY 27, 1998, DUE MARCH 2, 1998   5.70%
Number of dealers or banks 4
Maximum amount with one dealer or bank 47.7%
Aggregate principal amount of agreements $1,624,312,000
Aggregate maturity amount of agreements $1,625,083,715
Aggregate market value of transferred assets $1,670,639,426
Coupon rates of transferred assets 0% to 12.50%
Maturity dates of transferred assets 3/2/98 to 9/1/37
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED FEBRUARY 5, 1998, DUE MARCH 4, 1998   5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,825,000
Aggregate market value of transferred assets $206,712,668
Coupon rates of transferred assets 0% to 13.25%
Maturity dates of transferred assets 3/1/98 to 3/1/28
DATED FEBRUARY 19, 1998, DUE MARCH 4, 1998   5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $300,598,000
Aggregate market value of transferred assets $309,010,757
Coupon rates of transferred assets 6.21% to 6.50%
Maturity dates of transferred assets 12/1/25 to 4/1/34
DATED FEBRUARY 5, 1998, DUE MARCH 9, 1998   5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,488,889
Aggregate market value of transferred assets $103,353,439
Coupon rates of transferred assets 6.50% to 8%
Maturity dates of transferred assets 2/1/08 to 11/1/27
DATED FEBRUARY 12, 1998, DUE MARCH 11, 1998   5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,829,500
Aggregate market value of transferred assets $206,007,171
Coupon rates of transferred assets 6.21% to 6.50%
Maturity dates of transferred assets 12/1/25 to 4/1/34
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED FEBRUARY 18, 1998, DUE MARCH 18, 1998   5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $200,861,778
Aggregate market value of transferred assets $206,567,375
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 9/1/22 to 4/1/35
DATED FEBRUARY 3, 1998, DUE MARCH 25, 1998   5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $150,000,000
Aggregate maturity amount of agreements $151,152,083
Aggregate market value of transferred assets $155,635,119
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 10/1/09 to 6/1/29
DATED JANUARY 7, 1998, DUE APRIL 7, 1998   5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,770,000
Aggregate market value of transferred assets $206,007,171
Coupon rates of transferred assets 6.21% to 6.50%
Maturity dates of transferred assets 12/1/25 to 4/1/34
DATED JANUARY 16, 1998, DUE APRIL 20, 1998   5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $40,000,000
Aggregate maturity amount of agreements $40,574,444
Aggregate market value of transferred assets $42,126,742
Coupon rates of transferred assets 0% to 6.50%
Maturity dates of transferred assets 8/1/26 to 2/1/28
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED FEBRUARY 26, 1998, DUE APRIL 20, 1998   5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $201,634,167
Aggregate market value of transferred assets $206,000,001
Coupon rates of transferred assets 7% to 8.50%
Maturity dates of transferred assets 2/1/24 to 11/1/37
DATED FEBRUARY 3, 1998, DUE MAY 4, 1998   5.50%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $101,375,000
Aggregate market value of transferred assets $103,401,715
Coupon rates of transferred assets 0% to 7%
Maturity dates of transferred assets 11/1/27 to 2/1/28
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
5. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $448,012 under these arrangements.
INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments Money
 Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

FIDELITY

(REGISTERED TRADEMARK)

MONEY MARKET TRUST:
RETIREMENT MONEY MARKET
PORTFOLIO
SEMIANNUAL REPORT
FEBRUARY 28, 1998
CONTENTS


SCHEDULE OF INVESTMENTS &
FINANCIAL STATEMENTS

INVESTMENTS                  3     A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS         13    STATEMENTS OF ASSETS AND LIABILITIES,
                                   OPERATIONS, AND CHANGES IN NET ASSETS,
                                   AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                        17    NOTES TO THE FINANCIAL STATEMENTS.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE
CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE
PRICE.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL
RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING
POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR
FIDELITY
DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL THE APPROPRIATE
NUMBER LISTED BELOW. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
 RETIREMENT PLAN LEVEL ACCOUNTS
  CORPORATE CLIENTS  1-800-962-1375
  "NOT FOR PROFIT" CLIENTS 1-800-343-0860
 FINANCIAL AND OTHER INSTITUTIONS
  NATIONWIDE  1-800-843-3001
INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


CERTIFICATES OF DEPOSIT - 38.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC CERTIFICATES OF DEPOSIT - 2.7%
Chase Manhattan Bank (USA) Delaware
 4/6/98 5.71% $ 35,000,000 $ 34,997,866
 4/7/98 5.65  42,000,000  42,000,000
CoreStates Capital Corp.
 3/4/98 5.56 (a)  8,000,000  8,000,000
 3/31/98 5.59 (a)  10,000,000  9,999,584
Fleet National Bank
 6/10/98 5.53  25,000,000  25,000,000
Mellon Bank, NA Pittsburgh
 3/2/98 5.80  10,000,000  10,000,000
Morgan Guaranty Trust Co., NY
 3/20/98 6.00  29,000,000  28,999,134
 8/6/98 5.90  26,000,000  25,996,666
   184,993,250
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 27.8%
ABN-AMRO Bank NV
 2/2/99 5.54  25,000,000  24,990,921
Bank of Montreal, Canada
 5/4/98 5.52  35,000,000  35,000,000
Bank of Nova Scotia
 7/21/98 5.97  8,000,000  7,995,185
 8/31/98 5.97  20,000,000  19,993,771
Bank of Scotland Treasury Services
 5/19/98 5.53  15,000,000  14,999,675
Bank of Tokyo - Mitsubishi Ltd.
 4/20/98 6.03  62,000,000  62,000,000
Banque Nationale de Paris
 5/5/98 5.52  52,000,000  51,999,982
Barclays Bank, PLC
 3/2/98 5.80  57,000,000  57,000,000
 5/13/98 5.52  55,000,000  55,000,000
 5/20/98 5.52  110,000,000  110,000,000
Bayerische Hypotheken-und Wechsel Bank
 3/3/98 5.80  100,000,000  100,000,000
 3/16/98 5.66  15,000,000  14,999,489
Bayerische Vereinsbank AG
 5/4/98 5.66  30,000,000  30,000,000
 2/2/99 5.59  48,000,000  48,006,028
Canadian Imperial Bank of Commerce
 3/9/98 5.51  25,000,000  25,000,000
 3/23/98 5.80  150,000,000  150,000,000
 8/28/98 5.97  60,000,000  59,983,027
 3/2/99 5.70  30,000,000  29,981,309
Credit Agricole Indosuez
 3/10/98 5.80  35,000,000  35,000,000
 5/20/98 5.52  25,000,000  25,000,000
 2/26/99 5.70  15,000,000  14,994,296
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Den Danske Bank Group A/S
 3/5/98 5.81% $ 15,000,000 $ 15,000,000
Deutsche Bank, AG
 4/10/98 6.25  25,000,000  24,998,694
 8/3/98 5.52  70,000,000  70,000,000
 8/10/98 5.91  25,000,000  24,993,633
 8/11/98 5.90  55,000,000  54,988,251
 3/2/99 5.70  30,000,000  29,985,623
National Westminster Bank, PLC
 4/6/98 5.52  17,000,000  17,000,140
 6/23/98 6.00  60,000,000  59,984,058
 8/10/98 6.00  8,675,000  8,669,666
 9/25/98 5.88  11,000,000  10,994,556
 2/26/99 5.70  25,000,000  24,990,494
 3/2/99 5.70  30,000,000  29,985,623
Norddeutsche Landesbank Girozentrale
 10/21/98 5.97  45,000,000  44,985,520
Rabobank Nederland, COOP Central
 3/20/98 6.00  25,000,000  24,999,627
 4/10/98 6.25  20,000,000  19,998,955
 2/2/99 5.54  25,000,000  24,990,921
Royal Bank of Canada
 3/3/98 5.82  25,000,000  24,999,974
 8/7/98 5.90  27,000,000  26,996,624
 8/13/98 6.00  10,000,000  9,997,624
 2/10/99 5.60  25,000,000  24,984,084
 2/26/99 5.63  40,000,000  39,975,266
Royal Bank of Scotland, PLC
 6/15/98 5.85  8,000,000  8,000,000
Sanwa Bank Ltd. Japan
 4/20/98 6.20  37,000,000  37,000,000
 4/27/98 6.25  25,000,000  25,000,000
Societe Generale, France
 3/4/98 5.81  40,000,000  40,000,000
 3/9/98 5.81  25,000,000  25,000,000
 3/9/98 5.85  30,000,000  30,000,000
 4/14/98 5.75  35,000,000  35,000,000
 8/4/98 5.53  10,000,000  10,000,000
 8/24/98 5.55  55,000,000  55,000,000
Swiss Bank Corp.
 8/28/98 5.97  30,000,000  29,992,928
   1,880,455,944
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.4%
Bank of Nova Scotia
 4/1/98 6.20  30,000,000  29,998,542
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.5%
Banque Nationale de Paris
 3/9/98 5.51% $ 35,000,000 $ 35,000,005
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 7.4%
Abbey National Treasury Services, PLC
 3/4/98 5.87  27,000,000  27,000,000
 3/11/98 5.83  10,000,000  10,000,000
 3/18/98 5.70  80,000,000  80,000,000
 9/28/98 5.60  25,000,000  25,000,000
Banco Bilbao Vizcaya, SA
 4/7/98 5.65  15,000,000  15,000,152
Banque Nationale de Paris
 3/5/98 5.82  5,000,000  5,000,005
Barclays Bank, PLC
 4/23/98 5.80  25,000,000  25,000,000
Bayerische Hypotheken-und Wechsel Bank
 3/4/98 5.80  40,000,000  40,000,033
Bayerische Vereinsbank AG
 3/16/98 5.72  25,000,000  25,000,295
National Westminster Bank, PLC
 4/6/98 5.52  75,000,000  74,999,937
Norddeutsche Landesbank Girozentrale
 3/16/98 5.73  6,000,000  6,000,024
Toronto-Dominion Bank
 4/9/98 5.75  12,000,000  11,999,195
 10/14/98 5.93  25,000,000  25,000,000
Union Bank of Switzerland
 3/5/98 5.80  20,000,000  20,000,022
Westdeutsche Landesbank Girozentrale
 5/5/98 5.52  20,000,000  20,000,356
 6/4/98 5.52  45,000,000  45,001,166
 7/6/98 5.53  20,000,000  20,000,000
Westpac Banking Corp.
 3/9/98 5.81  25,000,000  25,000,099
   500,001,284
TOTAL CERTIFICATES OF DEPOSIT   2,630,449,025
COMMERCIAL PAPER - 39.1%
ABN-AMRO North America, Inc.
 3/10/98 5.81  15,000,000  14,978,531
AVCO Financial Services, Inc.
 3/16/98 5.53  10,000,000  9,977,083
Abbey National North America
 3/17/98 5.70  90,000,000  89,778,400
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
American General Finance Corp.
 3/5/98 5.51% $ 25,000,000 $ 24,984,806
Aspen Funding Corp.
 3/5/98 5.55  20,000,000  19,987,733
 3/9/98 5.53  10,000,000  9,987,778
Asset Securitization Coop. Corp.
 3/23/98 5.53  6,500,000  6,478,153
 4/28/98 5.53  10,000,000  9,911,872
 4/30/98 5.53  20,000,000  19,817,667
 5/8/98 5.52  25,450,000  25,188,247
Associates Corp. of North America
 3/11/98 5.53  25,000,000  24,961,806
 3/18/98 5.81  25,000,000  24,932,354
 3/20/98 5.83  20,000,000  19,939,306
 5/11/98 5.53  5,000,000  4,946,158
 5/18/98 5.53  20,000,000  19,763,400
 5/19/98 5.53  10,000,000  9,880,183
 5/20/98 5.53  30,000,000  29,636,000
BMW US Capital Corp.
 3/10/98 5.53  10,385,000  10,370,721
 5/26/98 5.65  30,000,000  29,603,683
Bank of New York, Inc.
 3/16/98 5.53  10,000,000  9,977,083
Bank of Scotland Treasury Services
 5/7/98 5.52  25,000,000  24,746,424
Bear Stearns Cos., Inc.
 5/8/98 5.55  15,000,000  14,845,017
Bell Atlantic Financial Services, Inc.
 3/11/98 5.53  30,000,000  29,954,166
Beneficial Corp.
 3/18/98 5.55  15,000,000  14,960,971
CIESCO, L.P.
 3/18/98 5.52  10,000,000  9,974,028
CIT Group, Inc.
 5/26/98 5.65  15,000,000  14,801,842
Caisse des Depots et Consignations
 3/16/98 5.52  10,000,000  9,977,083
Chrysler Financial Corp.
 5/21/98 5.57  20,000,000  19,752,500
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 3/2/98 5.70  15,000,000  14,997,625
 3/11/98 5.53  5,000,000  4,992,361
 3/12/98 5.53  25,000,000  24,957,986
Commercial Credit Group, Inc.
 3/4/98 5.50  25,000,000  24,988,604
 3/16/98 5.53  10,000,000  9,977,083
 4/13/98 5.54  15,000,000  14,901,817
Daimler-Benz North America Corp.
 5/7/98 5.52  10,000,000  9,898,476
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Den Danske Corp., Inc.
 4/9/98 5.65% $ 10,000,000 $ 9,939,713
Deutsche Bank Financial, Inc.
 3/5/98 5.52  115,000,000  114,926,533
Diageo Capital, PLC
 3/4/98 5.53  10,000,000  9,995,408
 5/28/98 5.58  50,000,000  49,327,778
Dresdner U.S. Finance, Inc.
 3/2/98 5.53  50,000,000  49,992,347
Eiger Capital Corp.
 3/9/98 5.52  9,186,000  9,174,773
 3/16/98 5.55  10,000,000  9,976,958
 3/19/98 5.54  21,000,000  20,942,040
 3/24/98 5.53  15,000,000  14,947,292
Enterprise Funding Corp.
 3/18/98 5.56  7,130,000  7,111,414
 3/19/98 5.63  5,000,000  4,986,075
 3/30/98 5.87  25,000,000  24,883,597
 4/13/98 5.55  5,000,000  4,967,153
 5/4/98 5.54  11,000,000  10,893,227
 5/12/98 5.54  11,419,000  11,294,076
Fina Oil and Chemical Company
 3/5/98 5.60  5,000,000  4,996,906
 3/19/98 5.53  5,000,000  4,986,225
Ford Motor Credit Co.
 3/4/98 5.80  75,000,000  74,964,250
 4/10/98 5.53  110,000,000  109,330,222
 5/6/98 5.53  90,000,000  89,100,750
 5/11/98 5.53  20,000,000  19,784,633
 5/12/98 5.53  40,000,000  39,563,200
GTE Corp.
 3/3/98 5.63  6,000,000  5,998,133
 3/5/98 5.63  4,000,000  3,997,511
 3/16/98 5.58  2,000,000  1,995,367
 3/19/98 5.60  5,000,000  4,986,075
 3/24/98 5.60  4,000,000  3,985,766
General Electric Capital Corp.
 3/16/98 5.70  50,000,000  49,884,583
 3/30/98 5.71  50,000,000  49,776,458
 4/7/98 5.79  50,000,000  49,712,222
 6/3/98 5.54  75,000,000  73,932,708
 8/11/98 5.54  100,000,000  97,559,528
General Electric Capital Services, Inc.
 3/27/98 5.82  20,000,000  19,948,056
General Electric Co.
 3/18/98 5.53  20,000,000  19,917,522
General Motors Acceptance Corp.
 3/6/98 5.87  25,000,000  24,979,861
 3/9/98 5.76  50,000,000  49,937,889
 5/27/98 5.57  55,000,000  54,271,617
 5/28/98 5.57  55,000,000  54,263,244
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Generale de Banque, SA
 4/7/98 5.72% $ 22,000,000 $ 21,874,282
Grand Metropolitan Capital Corp.
 4/6/98 5.66  15,000,000  14,917,500
Household Finance Corp.
 3/4/98 5.53  10,000,000  9,995,408
Kitty Hawk Funding Corp.
 3/2/98 5.83  5,000,000  4,999,201
Merrill Lynch & Co., Inc.
 3/9/98 5.54  10,000,000  9,987,756
 3/16/98 5.73  19,000,000  18,955,904
 4/20/98 5.55  20,000,000  19,847,500
Morgan Stanley, Dean Witter, Discover & Co.
 3/31/98 5.85  20,000,000  19,904,167
 4/16/98 5.54  65,000,000  64,544,025
National Bank of Canada
 3/2/98 5.83  5,000,000  4,999,201
Nationwide Building Society
 3/9/98 5.81  35,000,000  34,955,433
 3/10/98 5.82  40,000,000  39,942,650
 4/7/98 5.68  15,000,000  14,913,667
New Center Asset Trust
 3/2/98 5.53  30,000,000  29,995,408
 3/19/98 5.83  15,000,000  14,956,875
 5/15/98 5.54  10,000,000  9,886,667
 5/18/98 5.55  45,000,000  44,466,675
Norfolk Southern Corp.
 3/4/98 5.68  2,000,000  1,999,058
 3/18/98 5.68  3,500,000  3,490,662
 3/19/98 5.77  5,000,000  4,985,625
 4/1/98 5.68  12,000,000  11,941,617
Norwest Corp.
 3/2/98 5.68  20,000,000  19,996,844
Preferred Receivables Funding Corp.
 3/2/98 5.54  10,000,000  9,998,467
 3/12/98 5.53  10,000,000  9,983,194
 3/17/98 5.53  10,400,000  10,374,578
 3/19/98 5.56  11,875,000  11,842,225
 3/24/98 5.53  10,000,000  9,964,861
 4/6/98 5.54  25,000,000  24,862,500
 4/28/98 5.55  10,000,000  9,911,550
Rabobank U.S.A. Financial Corp.
 4/2/98 5.70  17,000,000  16,916,284
Sears Roebuck Acceptance Corp.
 3/3/98 5.84  15,000,000  14,995,200
 3/18/98 5.54  20,000,000  19,948,056
 3/24/98 5.55  5,000,000  4,982,367
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Textron, Inc.
 3/3/98 5.65% $ 5,000,000 $ 4,998,439
 3/6/98 5.63  3,000,000  2,997,667
 4/6/98 5.65  10,000,000  9,944,000
 4/9/98 5.65  3,000,000  2,981,800
Three Rivers Funding Corp.
 3/18/98 5.52  12,000,000  11,968,833
 5/18/98 5.55  10,140,000  10,019,824
Transamerica Finance Corp.
 3/27/98 5.52  10,000,000  9,960,422
Triple A One Funding Corp.
 3/4/98 5.52  10,000,000  9,995,417
 3/6/98 5.62  4,000,000  3,996,906
 3/11/98 5.53  16,000,000  15,975,556
UBS Finance (Delaware), Inc.
 3/2/98 5.68  25,000,000  24,996,056
 3/9/98 5.52  35,000,000  34,957,222
Unifunding, Inc.
 3/9/98 5.53  5,000,000  4,993,889
 3/9/98 5.82  10,000,000  9,987,267
 3/23/98 5.53  5,000,000  4,983,194
TOTAL COMMERCIAL PAPER   2,648,149,956
FEDERAL AGENCIES - 1.3%
FANNIE MAE - AGENCY COUPONS (A) - 0.7%
 3/13/98 5.84  50,000,000  49,993,182
FREDDIE MAC - DISCOUNT NOTES - 0.6%
 3/2/98 5.64  39,525,000  39,518,863
TOTAL FEDERAL AGENCIES   89,512,045
BANK NOTES - 6.1%
Bank of New York, NA
 3/3/98 5.85  30,000,000  29,999,921
 3/17/98 6.00  10,000,000  9,999,832
BankOne, Columbus
 3/3/98 5.68 (a)  46,000,000  45,991,174
Comerica Bank, Detroit
 3/17/98 5.59 (a)  15,000,000  14,996,091
 3/27/98 6.20  25,000,000  24,996,602
CoreStates Bank
 11/13/98 5.59  10,000,000  10,000,000
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
First Bank NA - Minnesota
 3/18/98 5.58% (a) $ 10,000,000 $ 9,997,112
Key Bank National Association
 3/2/98 5.61 (a)  19,000,000  18,993,628
 3/2/98 5.81 (a)  15,000,000  14,993,157
 3/23/98 5.58 (a)  10,000,000  9,995,558
 3/24/98 5.58 (a)  26,000,000  25,993,971
 3/30/98 5.58 (a)  25,000,000  24,991,603
Morgan Guaranty Trust Co., NY
 8/31/98 5.85  19,000,000  19,004,416
National City Bank - Kentucky
 2/5/99 5.58 (a)  25,000,000  24,986,297
National City Bank - Pennsylvania
 3/3/98 5.59  18,000,000  17,995,944
Northern Trust Co., Chicago
 3/2/98 5.58 (a)  14,000,000  13,996,815
PNC Bank, NA
 3/2/98 5.83 (a)  14,000,000  13,995,767
 3/27/98 5.59 (a)  18,000,000  17,997,496
 4/16/98 5.58 (a)  40,000,000  39,979,560
SouthTrust Bank - Alabama
 3/11/98 5.59 (a)  11,000,000  10,996,597
US Bank, NA
 3/18/98 5.57 (a)  11,000,000  10,995,833
TOTAL BANK NOTES   410,897,374
MASTER NOTES (A) - 2.5%
Goldman Sachs Group, L.P. (c)
 3/13/98 5.91  58,000,000  58,000,000
 5/4/98 5.63  12,000,000  12,000,000
J.P. Morgan Securities, Inc.
 3/6/98 5.60  92,000,000  92,000,000
Suntrust Banks, Inc.
 3/6/98 5.64  10,000,000  10,000,000
TOTAL MASTER NOTES   172,000,000
MEDIUM-TERM NOTES (A) - 3.1%
Beneficial Corp.
 3/25/98 5.59  10,000,000  9,997,165
 4/11/98 5.55  12,000,000  11,998,486
Merrill Lynch & Co., Inc.
 3/2/98 5.74  26,000,000  25,998,486
 3/4/98 5.58  11,000,000  10,999,620
MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Morgan Stanley, Dean Witter, Discover & Co.
 3/2/98 5.89% $ 35,000,000 $ 35,000,000
New York Life Insurance Co.
 3/23/98 5.89  30,000,000  30,000,000
Norwest Corp.
 4/22/98 5.67  31,000,000  31,000,000
Pacific Mutual Life Insurance Co. (b)
 3/9/98 5.95  25,000,000  25,000,000
Transamerica Life Insurance and Annuity Co.
 3/2/98 (c) 5.65  10,000,000  10,000,000
 3/16/98 5.92  16,000,000  16,000,000
TOTAL MEDIUM-TERM NOTES   205,993,757
SHORT-TERM NOTES (A) - 5.9%
Capital One Funding Corp. (1994-C)
 3/6/98 5.57  7,305,000  7,305,000
Capital One Funding Corp. (1994-E)
 3/6/98 5.57  8,226,000  8,226,000
Capital One Funding Corp. (1995-D)
 3/6/98 5.57  11,285,000  11,285,000
Capital One Funding Corp. (1995-E)
 3/6/98 5.57  9,939,000  9,939,000
Capital One Funding Corp. (1997-F)
 3/6/98 5.57  7,000,000  7,000,000
Liquid Asset Backed Securities Trust (1996-1) (b)
 10/15/98 5.61  28,000,000  28,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
 3/2/98 5.61  35,000,000  35,000,000
Liquid Asset Backed Securities Trust (1997-5) (b)
 3/17/98 5.61  57,000,000  57,000,000
SMM Trust (1997-I) (b)
 3/30/98 5.63  31,000,000  31,000,000
SMM Trust (1997-P) (b)
 3/16/98 5.63  20,000,000  20,000,000
SMM Trust (1997-X) (b)
 3/12/98 5.63  53,000,000  53,000,000
Strategic Money Market Trust (1997-A) (b)
 3/23/98 5.91  82,000,000  82,000,000
Strategic Money Market Trust (1998-B) (b)
 3/5/98 5.63  50,000,000  50,000,000
TOTAL SHORT-TERM NOTES   399,755,000
TIME DEPOSITS - 1.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Sumitomo Bank, Ltd. Japan
 3/2/98 5.97% $ 38,000,000 $ 38,000,000
 3/13/98 5.84  23,000,000  23,000,000
 4/3/98 6.25  39,000,000  39,000,000
Toronto-Dominion Bank
 3/2/98 5.72  20,000,000  20,000,000
TOTAL TIME DEPOSITS   120,000,000
REPURCHASE AGREEMENT - 1.4%
  MATURITY
  AMOUNT
In a joint trading account (Note 2)
 (U.S. Government Obligations)
 dated 2/27/98 due 3/2/98
  At 5.70%   $ 95,653,424  95,608,000
TOTAL INVESTMENTS - 100%   $6,772,365,157
Total Cost for Income Tax Purposes     $ 6,772,365,157
LEGEND
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $381,000,000 or 5.7% of net assets.
8. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Goldman Sachs
Group, L.P.  6/11/97 $ 58,000,000
Goldman Sachs
Group, L.P.  8/5/97 $12,000,000
Transamerica Life
Insurance and
Annuity Co.   5/7/97 $ 10,000,000
INCOME TAX INFORMATION
At August 31, 1997, the fund had a capital loss carryforward of approximately $394,000 of which $278,000, $42,000 and $74,000 will expire on August 31, 2002, 2004, and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 FEBRUARY 28, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                   $ 6,772,365,157
AGREEMENTS OF $95,608,000) - SEE
ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                             19,990,583

INTEREST RECEIVABLE                                                         52,517,425

 TOTAL ASSETS                                                               6,844,873,165

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 522,796

PAYABLE FOR INVESTMENTS PURCHASED                            128,952,554

SHARE TRANSACTIONS IN PROCESS                                16,419,067

DISTRIBUTIONS PAYABLE                                        63,766

ACCRUED MANAGEMENT FEE                                       2,157,318

OTHER PAYABLES AND ACCRUED EXPENSES                          42,654

 TOTAL LIABILITIES                                                          148,158,155

NET ASSETS                                                                 $ 6,696,715,010

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 6,697,111,137

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                         (396,127)

NET ASSETS, FOR 6,697,039,127 SHARES OUTSTANDING                           $ 6,696,715,010

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                    $1.00
SHARE ($6,696,715,010 (DIVIDED BY) 6,697,039,127 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

INTEREST INCOME                                                        $ 182,088,518

EXPENSES

MANAGEMENT FEE                                          $ 13,247,858

NON-INTERESTED TRUSTEES' COMPENSATION                    11,401

 TOTAL EXPENSES BEFORE REDUCTIONS                        13,259,259

 EXPENSE REDUCTIONS                                      (965,515)      12,293,744

NET INTEREST INCOME                                                     169,794,774

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                 (2,337)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 169,792,437


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED    YEAR ENDED
                                                           FEBRUARY 28, 1998   AUGUST 31,
                                                           (UNAUDITED)         1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 169,794,774       $ 309,818,664
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                   (2,337)             (73,225)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            169,792,437         309,745,439
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME      (169,794,774)       (309,818,664)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE    4,836,903,625       7,484,258,226
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME     169,336,701         309,818,664

 COST OF SHARES REDEEMED                                    (4,536,363,871)     (6,894,419,990)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           469,876,455         899,656,900
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   469,874,118         899,583,675

NET ASSETS

 BEGINNING OF PERIOD                                        6,226,840,892       5,327,257,217

 END OF PERIOD                                             $ 6,696,715,010     $ 6,226,840,892


FINANCIAL HIGHLIGHTS
      SIX MONTHS ENDED    YEARS ENDED AUGUST 31,
      FEBRUARY 28, 1998

      (UNAUDITED)   1997   1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                     .027         .052      .053      .054      .034      .030
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST              (.027)       (.052)    (.053)    (.054)    (.034)    (.030)
 INCOME

NET ASSET VALUE,               $ 1.000      $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B, C               2.70%        5.37%     5.40%     5.57%     3.41%     3.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END                $ 6,697      $ 6,227   $ 5,327   $ 4,350   $ 2,800   $ 1,706
OF PERIOD
(IN MILLIONS)

RATIO OF EXPENSES               .42% A       .42%      .37% D    .42%      .42%      .42%
TO AVERAGE
NET ASSETS

RATIO OF EXPENSES               .39% A, E    .39% E    .34% E    .42%      .42%      .42%
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET INTEREST           5.38% A      5.21%     5.31%     5.49%     3.44%     3.05%
INCOME TO
AVERAGE
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended February 28, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $80,000,000 or 1.2% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $965,515 under these arrangements.






INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA
SUB-ADVISER
Fidelity Investments Money
 Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Boyce I. Greer, VICE PRESIDENT
Robert K. Duby, VICE PRESIDENT
Eric D. Roiter, SECRETARY
Richard A. Silver, TREASURER
Thomas D. Maher,
 ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
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